Financial commitments and contingent liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial commitments and contingent liabilities
Definitive	$ 768,311	$ 767,786
Discretionary	977,733	822,348
Total legal finance undrawn commitments	1,746,044	1,590,134
Legal risk (definitive)	55,583	81,193
Total capital provision-direct undrawn commitments	1,801,627	1,671,327
Capital provision-indirect undrawn commitments	71,662	49,400
Total capital provision undrawn commitments	$ 1,873,289	$ 1,720,727